UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Symons Capital Management, Inc.
Address: 250 Mt. Lebanon Blvd., Suite 301
Pittsburgh, PA 15234

13F File Number: 28-07040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Colin Symons
Title:  Chief Investment Officer
Phone:  412-344-7690

Signature,  Place, and Date of Signing:
Colin Symons  Pittsburgh, PA  February 15, 2007

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  50
Form 13F Information Table Value Total:  $208,094
List of Other Included Managers:
No. 13F File Number  Name

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    FORM 13F INFORMATION TABLE

                                              VALUE     SHARES/   SH/  PUT/ INVSTMT   OTHER     VOTING    AUTHORITY
 NAME OF ISSUER    TITLE OF CLASS CUSIP      (x$1000) PRN AMT    PRN CALL  DSCRETN  MANAGERS  SOLE      SHARED    NONE
-------------------------------------------------------------  ---- ----------     -------   ------    -----     -----
AKAMAI TECHNOLOGIES   COM       002346104      2196    41335    SH           SOLE            37245              4090
ALTRIA GROUP INC      COM       718154107      227     2644     SH           SOLE            2644
AMERISTAR CASINOS     COM       03070Q101      1819    59180    SH           SOLE            53230              5950
AMGEN INC             COM       031162100      7172    104996   SH           SOLE            101536             3460
ANHEUSER BUSCH        COM       035229103      4803    97625    SH           SOLE            93975              3650
BARRICK GOLD          ADR       067901108      7346    239276   SH           SOLE            231345             7931
BORDERS GROUP         COM       099709107      7919    354320   SH           SOLE            342045             12275
BOSTON SCIENTIFIC     COM       101137107      2281    132799   SH           SOLE            121169             11630
CADBURY SCHWEPPES     ADR       127209302      1935    45065    SH           SOLE            40015              5050
CHECKFREE CORP        COM       162813109      2255    56140    SH           SOLE            50990              5150
CHESAPEAKE ENERGY     COM       165167107      1493    51406    SH           SOLE            47026              4380
CIMAREX ENERGY        COM       171798101      1859    50930    SH           SOLE            46420              4510
CITRIX SYSTEMS INC    COM       177376100      1617    59790    SH           SOLE            55160              4630
CLEAR CHANNEL         COM       184502102      7728    217458   SH           SOLE            209538             7920
COMCAST CORP          COM       20030N101      1684    39775    SH           SOLE            35075              4700
CORN PRODUCTS         COM       219023108      8484    245620   SH           SOLE            236930             8690
DEVON ENERGY          ADR       25179M103      5696    84915    SH           SOLE            81915              3000
DOLLAR GENERAL        COM       256669102      6384    397525   SH           SOLE            383345             14180
EASTMAN KODAK         COM       277461109      5579    216223   SH           SOLE            207493             8730
ENERGY PARTNERS       COM       29270U105      6226    254935   SH           SOLE            245820             9115
FORTUNE BRANDS        COM       349631101      1463    17128    SH           SOLE            15388              1740
FREDDIE MAC           COM       313400301      5711    84110    SH           SOLE            81120              2990
FRESH DEL MONTE       COM       G36738105      4110    275660   SH           SOLE            266680             8980
GENERAL MILLS         COM       370334104      8021    139252   SH           SOLE            133627             5625
GOLDEN STAR           COM       38119T104      80      27120    SH           SOLE            43157
HANES BRAND           COM       410345102      1019    43157    SH           SOLE            41570              1587
HARMONY GLD           ADR       413216300      1883    119570   SH           SOLE            105205             14365
HASBRO INC            COM       418056107      11837   434400   SH           SOLE            418650             15750
HERSHEY COMPANY       COM       427866108      6868    137910   SH           SOLE            133430             4480
JETBLUE AIRWAYS       COM       477143101      1747    123000   SH           SOLE            116835             6165
JOHNSON & JOHNSON     COM       478160104      209     3164     SH           SOLE            3164
KIMBERLY CLARK        COM       494368103      1701    25035    SH           SOLE            22085              2950
KING PHARMA           COM       495582108      4706    295585   SH           SOLE            284025             11560
KRAFT FOODS           COM       50075N104      9008    252330   SH           SOLE            242830             9500
LONE STAR TECHOLOGIES COM       542312103      2092    43210    SH           SOLE            38190              5020
MATTEL INC            COM	577081102      2176    96040    SH           SOLE            88240              7800
MC DONALDS CORP       COM       580135101      1509    34040    SH           SOLE            30460              3580
MERCK & CO            COM       589331107      296     6800     SH           SOLE            6800
MICROSOFT CORP        COM       594918104      10307   345180   SH           SOLE            333120             12060
NABORS INDUSTRIES     COM       629568106      1793    60200    SH           SOLE            54880              5320
NEWELL RUBBERMAID     COM       651229106      6309    217913   SH           SOLE            210893             7020
PEPSICO INC           COM       713448108      1507    24099    SH           SOLE            20829              3270
PFIZER INC            COM       717081103      2610    100780   SH           SOLE            93050              7730
SARA LEE CORP         COM       803111103      6678    392160   SH           SOLE            379460             12700
SCHOLASTIC CORP       COM       807066105      2043    56990    SH           SOLE            51880              5110
SMITHFIELD FOODS INC  COM       832248108      6122    238565   SH           SOLE            230285             8280
TELECOM NZ            ADR       879278208      5635    209320   SH           SOLE            202080             7240
TIME WARNER INC       COM       887317105      7659    351665   SH           SOLE            339620             12045
URS CORP              COM       903236107      7285    170010   SH           SOLE            164140             5870
WHOLE FOODS           COM       988498101      1007    21450    SH           SOLE            19350              2100